Other liabilities - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Third party interests in consolidated funds	£ 10,706	£ 10,518
Lease liabilities	1,261	1,632
Disposal group liabilities:
Liabilities arising from insurance and participating investment contracts	122,087	120,148
Other creditors and accruals	8,683	6,876
Other liabilities	25,918	19,026
Disposal group
Disposal group liabilities:
Liabilities arising from insurance and participating investment contracts	£ 5,268	£ 0